Condensed Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Current Assets
Cash	$ 106,912	$ 238,188
Prepaid expenses	2,398	645
Total Current Assets	109,310	238,833
Property and Equipment, net	57,733	66,104
Total Assets	167,043	304,937
Current Liabilities
Accounts payable and accrued expenses	488,625	469,833
Note Payable - related party	50,000	0
Royalty agreement payable - related party	65,292	65,292
Accounts payable and accrued expenses - related party	1,928,529	1,666,748
Total Current Liabilities	2,532,446	2,201,873
Total Liabilities	2,532,446	2,201,873
Commitments and Contingencies
Stockholders' Deficit
Preferred stock Series A, no par value; 2 and 2 shares issued and outstanding, respectively	5,217,800	5,217,800
Common stock Class A, no par value; unlimited shares authorized, 755,299,752 and 708,068,385 shares issued and outstanding, respectively	12,299,211	10,801,942
Common stock Class B, no par value; unlimited shares authorized, no shares issued and outstanding	0	0
Common Stock Issuable, 1,122,311 and 1,122,311 shares, respectively	22,000	22,000
Additional paid-in capital	1,444,767	2,373,458
Accumulated Deficit	(21,349,181)	(20,312,136)
Total Stockholders' Deficit	(2,365,403)	(1,896,936)
Total Liabilities and Stockholders' Deficit	$ 167,043	$ 304,937